Stock-Based Compensation - Summary of Certain Stock Option Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Fair value of options vested	$ 3	$ 7	$ 10
Intrinsic value of options exercised	27	11	95
Cash received from options exercised	43	14	88
Tax benefit realized from options exercised	$ 7	$ 3	$ 24